Basis of Presentation and Summary of Significant Accounting Policies (Details) - Surfside Acquisition Inc. - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Significant Accounting Policies [Line Items]
Unrecognized tax benefits	$ 0		$ 0		$ 0
Accrued for interest and penalties	0		$ 0		0
Dilutive instruments (in Shares)			0	0
Non-affiliates equals or exceeds			$ 250,000,000
Revenues
Non-Affiliates [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Non-affiliates equals or exceeds			700,000,000
Revenues			$ 100,000,000